ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Accrued employees’ social insurance	$161,732	$231,983
Accrued payroll and commission	617,581	308,768
Construction payable	1,235,265	1,229,775
Payable for equipment purchase	3,411	30,307
Accrued professional fees	312,483	250,505
Deposit	10,989	10,986
Other payables	42,935	100,742
Total	$2,384,396	$2,163,066

Accrued liabilities and other payables consisted of the following at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Accrued employees’ social insurance	$231,983	$270,349
Accrued payroll and commission	308,768	307,331
Accrued rent expense	-	32,746
Construction payable	1,229,775	1,384,674
Payable for equipment purchase	30,307	32,278
Accrued professional fees	250,505	233,894
Deposit	10,986	11,308
Other payables	100,742	83,910
Total	$2,163,066	$2,356,490